ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at December 31, 2020, assets held for sale within Brookfield Renewable's operating segments include solar assets in Asia.
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2020	2019
Assets
Cash and cash equivalents	$4	$14
Restricted cash	1	22
Trade receivables and other current assets	1	13
Property, plant and equipment, at fair value	51	303
Goodwill	—	—
Other long-term assets	—	—
Assets held for sale	$57	$352
Liabilities
Current liabilities	$—	$18
Non-recourse borrowings	4	73
Other long-term liabilities	10	46
Liabilities directly associated with assets held for sale	$14	$137
Brookfield Renewable continues to consolidate and recognize the revenues, expenses and cash flows associated with assets held for sale in the consolidated statements of income (loss), consolidated statements of comprehensive income, and the consolidated statements of cash flows, respectively. Non-current assets classified as held for sale are not depreciated.
In 2020, Brookfield Renewable completed the sale of its non-core assets from the TerraForm Global portfolio in South Africa and Thailand, corresponding to 72 MW of solar assets, and the sale of a 47 MW portfolio of wind assets in Ireland. See Note 4 – Disposal of assets.